Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
June 30, 2025
F25-NPRT1-0825
1.818369.120
Bond Funds - 44.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	922,694	9,236,171
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	256,022,899	1,973,936,551
Fidelity Series Emerging Markets Debt Fund (b)	11,941,463	96,725,849
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,226,410	31,005,798
Fidelity Series Floating Rate High Income Fund (b)	1,895,810	16,796,875
Fidelity Series High Income Fund (b)	11,905,610	104,769,368
Fidelity Series International Credit Fund (b)	1,991,753	16,850,230
Fidelity Series International Developed Markets Bond Index Fund (b)	107,614,267	938,396,406
Fidelity Series Investment Grade Bond Fund (b)	485,797,716	4,906,556,930
Fidelity Series Long-Term Treasury Bond Index Fund (b)	152,348,847	819,636,796
Fidelity Series Real Estate Income Fund (b)	1,878,280	18,820,369
TOTAL BOND FUNDS (Cost $10,246,653,360)		8,932,731,343

Domestic Equity Funds - 30.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	16,900,981	223,937,995
Fidelity Series Blue Chip Growth Fund (b)	30,007,904	620,263,374
Fidelity Series Commodity Strategy Fund (b)	398,022	36,172,211
Fidelity Series Growth Company Fund (b)	44,462,938	1,115,130,488
Fidelity Series Intrinsic Opportunities Fund (b)	13,991,896	153,910,860
Fidelity Series Large Cap Stock Fund (b)	42,248,432	1,093,811,914
Fidelity Series Large Cap Value Index Fund (b)	19,095,094	329,390,364
Fidelity Series Opportunistic Insights Fund (b)	24,590,915	665,184,244
Fidelity Series Small Cap Core Fund (b)	2,881,659	33,600,141
Fidelity Series Small Cap Discovery Fund (b)	9,137,921	98,963,680
Fidelity Series Small Cap Opportunities Fund (b)	14,890,326	217,547,665
Fidelity Series Stock Selector Large Cap Value Fund (b)	51,852,651	734,233,534
Fidelity Series Value Discovery Fund (b)	41,265,551	667,263,960
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,253,131,367)		5,989,410,430

International Equity Funds - 24.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	19,300,849	354,942,611
Fidelity Series Emerging Markets Fund (b)	30,879,638	315,281,102
Fidelity Series Emerging Markets Opportunities Fund (b)	59,104,880	1,266,026,523
Fidelity Series International Growth Fund (b)	45,132,608	895,882,272
Fidelity Series International Small Cap Fund (b)	13,106,218	260,027,372
Fidelity Series International Value Fund (b)	58,146,655	887,899,415
Fidelity Series Overseas Fund (b)	55,181,562	893,941,310
Fidelity Series Select International Small Cap Fund (b)	1,195,146	15,919,341
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,981,878,060)		4,889,919,946

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	5,000,000	4,994,760
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	8,290,000	8,274,746
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	29,560,000	29,481,342
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	18,860,000	18,794,509
TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,544,327)			61,545,357

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $36,843,242)	4.32	36,835,875	36,843,242

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,580,050,356)	19,910,450,318
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,320,054)
NET ASSETS - 100.0%	19,904,130,264

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,697	Sep 2025	227,542,245	1,947,132	1,947,132
ICE MSCI Emerging Markets Index Contracts (United States)	1,444	Sep 2025	89,058,700	1,794,343	1,794,343

TOTAL EQUITY CONTRACTS					3,741,475

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	5,026	Sep 2025	563,461,719	12,537,771	12,537,771
CBOT US Treasury Long Bond Contracts (United States)	1,821	Sep 2025	209,984,063	8,667,492	8,667,492

TOTAL INTEREST RATE CONTRACTS					21,205,263

TOTAL PURCHASED					24,946,738

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	1,281	Sep 2025	400,552,688	(14,161,393)	(14,161,393)

TOTAL FUTURES CONTRACTS					10,785,345
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,960,380.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	82,844,595	110,763,467	156,764,820	456,971	-	-	36,843,242	36,835,875	0.1%
Total	82,844,595	110,763,467	156,764,820	456,971	-	-	36,843,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,632,870	42,061	493,566	35,782	10,803	44,003	9,236,171	922,694
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,915,122,912	141,742,965	73,358,337	7,386,969	(2,416,024)	(7,154,965)	1,973,936,551	256,022,899
Fidelity Series All-Sector Equity Fund	199,550,809	7,676,614	12,658,035	-	1,112,003	28,256,604	223,937,995	16,900,981
Fidelity Series Blue Chip Growth Fund	585,851,943	1,442,117	78,797,238	-	17,237,374	94,529,178	620,263,374	30,007,904
Fidelity Series Canada Fund	317,607,200	2,255,730	12,047,112	-	3,302,139	43,824,654	354,942,611	19,300,849
Fidelity Series Commodity Strategy Fund	38,777,549	25,043	1,407,017	-	50,522	(1,273,886)	36,172,211	398,022
Fidelity Series Emerging Markets Debt Fund	97,545,385	1,506,981	3,834,065	1,438,090	(626,165)	2,133,713	96,725,849	11,941,463
Fidelity Series Emerging Markets Debt Local Currency Fund	29,771,792	17,531	1,005,977	-	(67,676)	2,290,128	31,005,798	3,226,410
Fidelity Series Emerging Markets Fund	302,065,762	196,964	20,899,876	-	1,250,951	32,667,301	315,281,102	30,879,638
Fidelity Series Emerging Markets Opportunities Fund	1,209,001,790	786,964	83,952,100	-	14,637,103	125,552,766	1,266,026,523	59,104,880
Fidelity Series Floating Rate High Income Fund	17,104,377	354,358	695,051	341,831	(39,833)	73,024	16,796,875	1,895,810
Fidelity Series Growth Company Fund	1,074,878,199	708,044	158,268,442	-	16,719,786	181,092,901	1,115,130,488	44,462,938
Fidelity Series High Income Fund	103,851,072	1,771,254	3,810,592	1,703,612	(256,960)	3,214,594	104,769,368	11,905,610
Fidelity Series International Credit Fund	16,582,775	209,507	81,989	209,508	2,112	137,825	16,850,230	1,991,753
Fidelity Series International Developed Markets Bond Index Fund	922,621,762	37,555,918	33,408,413	4,495,543	(2,747,083)	14,374,221	938,396,405	107,614,267
Fidelity Series International Growth Fund	812,538,493	40,282,748	50,839,220	-	6,045,021	87,855,230	895,882,272	45,132,608
Fidelity Series International Small Cap Fund	256,665,885	2,454,835	43,827,098	-	8,707,251	36,026,499	260,027,372	13,106,218
Fidelity Series International Value Fund	914,396,690	562,761	131,816,385	-	49,051,577	55,704,772	887,899,415	58,146,655
Fidelity Series Intrinsic Opportunities Fund	156,440,151	98,444	12,172,746	-	(373,770)	9,918,781	153,910,860	13,991,896
Fidelity Series Investment Grade Bond Fund	4,735,352,806	322,800,521	165,935,396	50,669,873	(16,389,775)	30,728,774	4,906,556,930	485,797,716
Fidelity Series Large Cap Stock Fund	1,059,085,513	1,473,171	121,699,363	-	50,247,740	104,704,853	1,093,811,914	42,248,432
Fidelity Series Large Cap Value Index Fund	322,303,605	7,309,473	12,055,447	-	2,616,779	9,215,954	329,390,364	19,095,094
Fidelity Series Long-Term Treasury Bond Index Fund	833,070,656	38,290,789	30,980,271	7,701,334	(9,569,483)	(11,174,895)	819,636,796	152,348,847
Fidelity Series Opportunistic Insights Fund	635,295,262	422,299	78,731,549	-	31,262,947	76,935,285	665,184,244	24,590,915
Fidelity Series Overseas Fund	836,086,752	1,618,625	50,038,764	-	17,201,806	89,072,891	893,941,310	55,181,562
Fidelity Series Real Estate Income Fund	19,162,377	288,760	705,157	276,034	5,312	69,078	18,820,370	1,878,280
Fidelity Series Select International Small Cap Fund	3,502,178	10,712,713	258,316	-	8,074	1,954,692	15,919,341	1,195,146
Fidelity Series Small Cap Core Fund	33,939,123	24,435	2,791,570	-	(415,646)	2,843,799	33,600,141	2,881,659
Fidelity Series Small Cap Discovery Fund	98,916,633	1,851,143	7,171,807	1,697,256	(806,821)	6,174,532	98,963,680	9,137,921
Fidelity Series Small Cap Opportunities Fund	216,103,673	139,037	18,317,910	-	4,016,918	15,605,947	217,547,665	14,890,326
Fidelity Series Stock Selector Large Cap Value Fund	713,679,639	16,527,998	24,703,097	-	646,236	28,082,758	734,233,534	51,852,651
Fidelity Series Value Discovery Fund	669,461,780	1,362,668	22,931,818	-	990,985	18,380,345	667,263,960	41,265,551
	19,155,967,413	642,512,471	1,259,693,724	75,955,832	191,414,203	1,081,861,356	19,812,061,719

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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